Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual amount of off-balance-sheet financial instruments
(in thousands)	2014	2013
Commitments to extend credit	$135,137	$117,880
Commitments to originate residential first and second mortgage loans	1,640	1,852
Standby letters of credit	1,621	1,826